RELATED PARTY TRANSACTIONS AND BALANCES (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Salaries, Benefits, And Consulting Fees	$ 284	$ 439
Share-based Payments	321	157
Total Key Management Personnel Compensation	$ 605	$ 596